Certain Balance Sheet Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Balance Sheet Related Disclosures [Abstract]
Depreciation	$ 1.3	$ 0.3